INTEREST AND OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Interest and Other Income [Line Items]
Interest income	$ 15	$ 79	$ 45
Other income	578	904	1,535
Interest and other income	593	983	1,580
Predecessor
Interest and Other Income [Line Items]
Interest income				18
Other income				1,481
Interest and other income				$ 1,499